SHARE-BASED COMPENSATION - Narrative (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2023 CNY (¥) installment shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020
Share options
SHARE-BASED COMPENSATION
Unrecognized compensation expense | ¥			¥ 0
Unvested restricted share units
SHARE-BASED COMPENSATION
Unrecognized compensation expense | ¥			¥ 48,330,116
Unrecognized compensation expense, recognition period			1 year 11 months 1 day
Number of awards granted (in shares)			232,000
Number of equal installments in which the awards will vest | installment			4
Unvested restricted share units | Tranche One
SHARE-BASED COMPENSATION
Number of awards granted (in shares)			128,000
Number of equal installments in which the awards will vest | installment			4
Unvested restricted share units | Tranche Two
SHARE-BASED COMPENSATION
Number of equal installments in which the awards will vest | installment			2
Amended 2016 Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued		5,861,480
Expiration period		10 years
2018 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued	6,733,703
Maximum percentage of total ordinary shares issued and outstanding that may be issued	1.50%			1.50%	1.50%	1.50%
Maximum aggregate shares that may be issued, annual increase			2,313,923	2,305,212	2,285,407
Arrangement with grantees | Unvested restricted share units
SHARE-BASED COMPENSATION
Number of awards granted (in shares)			232,000
Amended 2016 Plan and 2018 Plan
SHARE-BASED COMPENSATION
Granted (in shares)			0	0	0
Total intrinsic value of share options exercised | ¥			¥ 4,799,425	¥ 3,708,615	¥ 77,271,754
Total fair value of shares vested | ¥			¥ 11,027,023	¥ 10,976,490	¥ 15,732,201